Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	GLOI
Entity Registrant Name	GLOBALOPTIONS GROUP, INC.
Entity Central Index Key	0001294649
Entity Filer Category	Smaller Reporting Company